Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2015
Significant Accounting Policies [Line Items]
Restricted cash		$ 943,000		$ 943,000	$ 1,053,000
Allowances for doubtful accounts				0	0
Inventory lower of cost and market adjustment		$ 235,000	$ 308,000	2,578,000	598,000	$ 4,582,000
Impairment loss recognized				0	0	$ 0
Deferred offering costs				0	1,419,000
Wrote off deferred offering costs	$ 2,900,000
Reserve for deferred costs of revenue				$ 0	0
Excise tax on medical devices				2.30%
Deferred commission				$ 799,000	221,000
Penalties and interest related to income taxes				0
Asset Retirement Obligation
Significant Accounting Policies [Line Items]
Asset retirement obligation				258,000			$ 250,000
Accretion expenses				$ 8,000
Software
Significant Accounting Policies [Line Items]
Property and equipment, useful life				3 years
License Cost
Significant Accounting Policies [Line Items]
Estimated useful life				3 years
Minimum
Significant Accounting Policies [Line Items]
Property and equipment, useful life				2 years
Minimum | Patents
Significant Accounting Policies [Line Items]
Estimated useful life				5 years
Maximum
Significant Accounting Policies [Line Items]
Property and equipment, useful life				15 years
Maximum | Patents
Significant Accounting Policies [Line Items]
Estimated useful life				7 years
Irrevocable Standby Letters of Credit
Significant Accounting Policies [Line Items]
Letters of credit drawn, amount				$ 0	$ 0